Annual Total Returns (Vanguard Wellesley Income Fund - Investor Shares Retail) (Vanguard Wellesley Income Fund, Vanguard Wellesley Income Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Investor Shares
Annual Total Return
2014	8.07%
2013	9.19%
2012	10.06%
2011	9.63%
2010	10.65%
2009	16.02%
2008	(9.84%)
2007	5.61%
2006	11.28%
2005	3.48%